Average Annual Total Returns - COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC. - Preferred Securities and Income SMA Shares	Mar. 01, 2021
Average Annual Return:
1 Year	8.57%
Since Inception	11.78%
Inception Date	Mar. 01, 2019
After Taxes on Distributions
Average Annual Return:
1 Year	7.05%
Since Inception	10.16%
Inception Date	Mar. 01, 2019
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.57%
Since Inception	8.61%
Inception Date	Mar. 01, 2019